INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets, net:

	As of December 31, 2010			As of December 31, 2011
	Gross Carrying	Accumulated	Net Carrying	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
	RMB	RMB	RMB	RMB	RMB	RMB

Trade name	303,686	—	303,686	363,559	—	363,559
Student populations	64,060	(33,035)	31,025	74,740	(47,933)	26,807
Software	73,199	(23,983)	49,216	87,304	(49,043)	38,261
Customer relationship	9,940	(6,485)	3,455	7,390	(1,090)	6,300
Cooperative agreement*	101,963	(17,651)	84,312	22,843	(4,918)	17,925
Favorable lease	63,237	(4,952)	58,285	63,237	(7,135)	56,102
Non-compete agreement	—	—	—	3,188	(95)	3,093
Intangible assets	616,085	(86,106)	529,979	622,261	(110,214)	512,047

*In connection with the acquisitions completed in 2009 and 2011, the Group identified certain cooperative agreements as intangible assets, which were entered into by the sellers prior to the acquisitions. These cooperative agreements offer the Group the right to be affiliated with certain reputable universities in China.

Amortization expenses for intangible assets of continuing operations amounted to RMB 21,771, RMB 36,412 and RMB 50,831 for the years ended December 31, 2009, 2010 and 2011, respectively, of which RMB 10,404, RMB 16,900, and RMB 16,560 are included in cost of sales and the remaining is included in general and administrative expenses. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the future annual periods is as follows: 2012: RMB 21,996, 2013: RMB 17,361, 2014: RMB 13,395, 2015: RMB 11,930, 2016: RMB 10,812 and cumulatively thereafter: RMB 72,994.